Share-based Payments Arrangement - Additional Information (Detail) $ in Millions							1 Months Ended	12 Months Ended
	Oct. 31, 2018 shares	Dec. 19, 2017 shares	Feb. 08, 2017 shares	Dec. 08, 2015 shares	Oct. 22, 2015 shares	May 07, 2013 shares	Mar. 31, 2018 shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 TWD ($) shares	Dec. 31, 2016 TWD ($)	Aug. 31, 2018 TWD ($)	Jul. 31, 2018 TWD ($)	Jun. 30, 2018 TWD ($)	May 31, 2018 TWD ($)	Jul. 31, 2017 TWD ($)	Jun. 30, 2017 TWD ($)	Jul. 31, 2016 TWD ($)	Jun. 30, 2016 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs								$ 17,000,000	$ 1	$ 22,000,000	$ 17,000,000
Senao International Co., Ltd. (SENAO) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares						1
Option expire period						six years
Compensation costs								0		4,000,000	13,000,000
Exercise Price								66.20		70.70			$ 66.20	$ 70.70		$ 70.70	$ 76.10	$ 76.10	$ 81.40
Senao International Co., Ltd. (SENAO) [Member] | Stock Option Granted in May and November 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs										$ 9,000,000
Number of treasury stock transfer to its specific employees | shares										3,342,000
Senao International Co., Ltd. (SENAO) [Member] | Stock Option Granted in April Member 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs								$ 15,600,000
Number of treasury stock transfer to its specific employees | shares								6,658,000	6,658,000
Senao International Co., Ltd. (SENAO) [Member] | 2 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period						two years
Vesting percentage						50.00%
Senao International Co., Ltd. (SENAO) [Member] | 3 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period						three years
Vesting percentage						25.00%
Senao International Co., Ltd. (SENAO) [Member] | 4 years after grant date [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period						four years
Vesting percentage						25.00%
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of common share each option is eligible | shares	1,000	1,000			1,000
Compensation costs								$ 0
Shares issued | shares							7,842,000
Reserve for employee subscription | shares							1,176,000
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period								five years	five years
Vesting period								two years	two years
Compensation costs								$ 1,000,000		$ 3,000,000	4,000,000
Exercise Price								$ 34.40		34.40								$ 34.40	$ 43.00
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period								five years	five years
Vesting period								two years	two years
Compensation costs								$ 600,000		100,000
Exercise Price								$ 140.60		147.00		$ 140.60	$ 144.10	$ 144.10	$ 147.00
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Option expire period								five years	five years
Vesting period								two years	two years
Compensation costs								$ 100,000
Exercise Price								$ 147.00
Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs										$ 6,000,000	$ 16,000
Shares issued | shares			2,000,000	2,787,000
Reserve for employee subscription | shares			300,000	418,000